Label	Element	Value
MainStay Epoch Global Equity Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Epoch Global Equity Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission or other transaction charge to your financial intermediary for effecting transactions in a class of shares of the Fund that has no initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as Class I or Class R6 shares. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 101 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 123 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the United States, that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations. Equity securities include common stocks and depositary receipts. The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets, as determined by the Fund's Subadvisor, Epoch Investment Partners, Inc., when it believes those securities represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign securities. Generally, foreign securities are issued by companies organized outside the United States or that trade primarily in non-U.S. securities markets. The Fund will normally invest in companies located in at least three countries outside of the United States. The Fund seeks a dividend yield greater than the dividend yield of the MSCI World Index.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and have management teams that the Subadvisor believes allocate free cash flow effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Dividend-Paying Stock Risk: The Fund’s emphasis on equity and equity-related securities that produce income or other distributions subjects the Fund to the risk that such securities may fall out of favor with investors and underperform the market. Depending upon market conditions, income producing stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified. Also, an issuer may reduce or eliminate its income payments or other distributions, particularly during a market downturn. The distributions received by the Fund may not qualify as income for Fund investors.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index, as well as a composite index. The Fund has selected the MSCI World Index as its primary benchmark. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Fund has selected the Global Equity Yield Composite Index as its secondary benchmark. The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large- and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate some of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance data is not shown for classes with less than one calendar year of performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has selected the Global Equity Yield Composite Index as its secondary benchmark. The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large- and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nylinvestments.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2010-2019)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
3Q/10	14.30%
Worst Quarter
3Q/11	-10.14%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.14%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay Epoch Global Equity Yield Fund | MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.67%
5 Years or Since Inception	rr_AverageAnnualReturnYear05	8.74%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	9.47%
MainStay Epoch Global Equity Yield Fund | Global Equity Yield Composite Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.22%
5 Years or Since Inception	rr_AverageAnnualReturnYear05	8.35%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	9.22%
MainStay Epoch Global Equity Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.09%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	888
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,856
1 Year	rr_AverageAnnualReturnYear01	13.94%
5 Years or Since Inception	rr_AverageAnnualReturnYear05	4.13%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	7.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2006
MainStay Epoch Global Equity Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.11%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 608
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	835
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,081
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,784
1 Year	rr_AverageAnnualReturnYear01	13.90%
5 Years or Since Inception	rr_AverageAnnualReturnYear05	4.13%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	7.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009
MainStay Epoch Global Equity Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.84%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	583
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,004
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,178
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	583
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,004
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,178
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years or Since Inception	rr_AverageAnnualReturnYear05	4.53%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009
MainStay Epoch Global Equity Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.84%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,091
Annual Return 2010	rr_AnnualReturn2010	12.11%
Annual Return 2011	rr_AnnualReturn2011	5.73%
Annual Return 2012	rr_AnnualReturn2012	10.86%
Annual Return 2013	rr_AnnualReturn2013	23.94%
Annual Return 2014	rr_AnnualReturn2014	6.48%
Annual Return 2015	rr_AnnualReturn2015	(4.58%)
Annual Return 2016	rr_AnnualReturn2016	7.26%
Annual Return 2017	rr_AnnualReturn2017	16.85%
Annual Return 2018	rr_AnnualReturn2018	(9.25%)
Annual Return 2019	rr_AnnualReturn2019	20.92%
1 Year	rr_AverageAnnualReturnYear01	20.92%
5 Years or Since Inception	rr_AverageAnnualReturnYear05	5.59%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	8.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2005
MainStay Epoch Global Equity Yield Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years or Since Inception	rr_AverageAnnualReturnYear05	4.29%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	7.53%
MainStay Epoch Global Equity Yield Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.35%
5 Years or Since Inception	rr_AverageAnnualReturnYear05	4.32%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	6.96%
MainStay Epoch Global Equity Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.24%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,500
1 Year	rr_AverageAnnualReturnYear01	20.41%
5 Years or Since Inception	rr_AverageAnnualReturnYear05	5.20%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
MainStay Epoch Global Equity Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.49%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,779
1 Year	rr_AverageAnnualReturnYear01	20.12%
5 Years or Since Inception	rr_AverageAnnualReturnYear05	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2016
MainStay Epoch Global Equity Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
1 Year	rr_AverageAnnualReturnYear01	21.03%
5 Years or Since Inception	rr_AverageAnnualReturnYear05	5.70%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	6.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2013

[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of its average daily net assets: Class A, 1.09%; Class C, 1.84%; Class I, 0.84%; and Class R6, 0.74%. This agreement will remain in effect until August 31, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.